SUMMARY OF ACCOUNTING POLICIES - Carrying value and fair value of Corporation financial instruments (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial assets
Cash and cash equivalents	$ 22,112	$ 25,114	$ 45,140	$ 18,149
Investment securities	153,942	195,963
Loans receivable - net and loans held for sale	336,837	340,414
Accrued interest receivable	1,173	1,303
Federal Home Loan Bank stock	8,651	8,651
Financial liabilities
Deposits	469,387	490,646
Advances from the Federal Home Loan Bank	19,261	24,314
Accrued interest payable	71	90
Advances by borrowers for taxes and insurance	2,357	2,331
Carrying value
Financial assets
Cash and cash equivalents	22,112	25,114
Investment securities	153,942	195,963
Mortgage-backed securities	12,477	9,610
Loans receivable - net and loans held for sale	336,134	340,414
Accrued interest receivable	1,971	2,264
Federal Home Loan Bank stock	8,651	8,651
Financial assets, total	535,287	582,016
Financial liabilities
Deposits	469,387	490,646
Advances from the Federal Home Loan Bank	19,261	24,314
Accrued interest payable	71	90
Advances by borrowers for taxes and insurance	2,357	2,331
Financial liabilities, total	491,076	517,381
Fair value
Financial assets
Cash and cash equivalents	22,112	25,114
Investment securities	153,942	195,963
Mortgage-backed securities	12,591	9,801
Loans receivable - net and loans held for sale	362,066	381,018
Accrued interest receivable	1,971	2,264
Federal Home Loan Bank stock	8,651	8,651
Financial assets, total	561,333	622,811
Financial liabilities
Deposits	468,417	490,017
Advances from the Federal Home Loan Bank	20,207	24,920
Accrued interest payable	71	90
Advances by borrowers for taxes and insurance	2,357	2,331
Financial liabilities, total	$ 491,052	$ 517,358